PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Opening balance	$ 798,221,259	$ 716,379,127	$ 605,576,545
Additions	197,500,539	167,792,217	132,881,206
Right-of use additions	25,119,021	5,883,061	9,070,997
Disposals	(1,949,413)	(2,923,921)	(3,798,908)
Depreciation expense	(96,721,061)	(104,975,496)	(93,598,773)
Amortization	(11,005,033)	(9,993,249)	(8,386,063)
Increase (decrease) due to foreign currency translation differences	(25,158,783)	36,029,318	82,954,257
Other increase (decrease)	(13,617,718)	(9,969,798)	(8,320,134)
Total movements	74,167,552	81,842,132	110,802,582
Ending balance	872,388,811	798,221,259	716,379,127
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Opening balance	49,169,567	56,280,594	34,194,083
Additions	100,905,107	75,269,957	61,100,226
Disposals		(32,456)	(74,476)
Transfers between items of Property, plant and equipment	(57,285,699)	(84,598,804)	(39,845,790)
Increase (decrease) due to foreign currency translation differences	95,202	4,263,117	6,513,216
Other increase (decrease)	3,242,211	(2,012,841)	(5,606,665)
Total movements	46,956,821	(7,111,027)	22,086,511
Ending balance	96,126,388	49,169,567	56,280,594
Land
PROPERTY, PLANT AND EQUIPMENT
Opening balance	104,906,878	101,286,107	94,321,726
Additions	11,316,009
Transfers between items of Property, plant and equipment		159,232
Increase (decrease) due to foreign currency translation differences	(485,959)	3,461,539	6,964,382
Other increase (decrease)	504		(1)
Total movements	10,830,554	3,620,771	6,964,381
Ending balance	115,737,432	104,906,878	101,286,107
Buildings
PROPERTY, PLANT AND EQUIPMENT
Opening balance	220,452,589	203,343,125	180,916,878
Additions	1,266,472	867,990	3,708,881
Disposals	(6,707)	(16,174)	(276,312)
Transfers between items of Property, plant and equipment	9,985,619	10,014,587	4,370,826
Depreciation expense	(9,175,999)	(8,477,029)	(7,862,888)
Increase (decrease) due to foreign currency translation differences	(4,295,531)	11,105,445	21,941,520
Other increase (decrease)	7,405,755	3,614,645	544,220
Total movements	5,179,609	17,109,464	22,426,247
Ending balance	225,632,198	220,452,589	203,343,125
Plant and equipment, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	194,082,859	169,651,555	145,790,203
Additions	37,341,985	21,280,010	19,025,057
Disposals	(292,766)	(538,429)	(277,845)
Transfers between items of Property, plant and equipment	21,285,201	33,485,897	21,182,049
Depreciation expense	(29,999,476)	(35,372,214)	(32,058,439)
Increase (decrease) due to foreign currency translation differences	(2,173,388)	7,324,221	23,364,406
Other increase (decrease)	(5,268,743)	(1,748,181)	(7,373,876)
Total movements	20,892,813	24,431,304	23,861,352
Ending balance	214,975,672	194,082,859	169,651,555
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	7,735,547	5,613,217	4,878,307
Additions	1,081,074	922,233	1,428,080
Disposals	(1,365)	(15,105)	(3,896)
Transfers between items of Property, plant and equipment	2,279,728	3,487,406	751,603
Depreciation expense	(3,048,237)	(2,641,086)	(2,219,235)
Increase (decrease) due to foreign currency translation differences	311,883	43,790	658,167
Other increase (decrease)	1,063,878	325,092	120,191
Total movements	1,686,961	2,122,330	734,910
Ending balance	9,422,508	7,735,547	5,613,217
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Opening balance	25,741,063	23,099,121	17,647,892
Additions	6,248	74,995	12,068
Disposals			(11)
Transfers between items of Property, plant and equipment	2,148,709	3,384,472	606,279
Depreciation expense	(1,903,192)	(3,365,827)	(3,700,948)
Increase (decrease) due to foreign currency translation differences	(3,243,921)	1,282,713	3,080,061
Other increase (decrease)	(7,217,840)	1,265,589	5,453,780
Total movements	(10,209,996)	2,641,942	5,451,229
Ending balance	15,531,067	25,741,063	23,099,121
Vehicles. net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	31,158,954	19,184,600	16,410,784
Additions	3,804,000	636,420	171,420
Disposals	(42,333)	(4,522)	(9,573)
Transfers between items of Property, plant and equipment	2,511,373	16,037,695	4,771,885
Depreciation expense	(5,692,021)	(5,524,208)	(4,054,092)
Increase (decrease) due to foreign currency translation differences	898,032	852,241	2,264,353
Other increase (decrease)	613,609	(23,272)	(370,177)
Total movements	2,092,660	11,974,354	2,773,816
Ending balance	33,251,614	31,158,954	19,184,600
Leasehold improvements, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	80,186	113,289	59,142
Additions	22,935	10,275	8,738
Transfers between items of Property, plant and equipment		51,403	88,345
Depreciation expense	(46,176)	(68,741)	(51,774)
Increase (decrease) due to foreign currency translation differences	4,474	10,324	8,840
Other increase (decrease)	7,615	(36,364)	(2)
Total movements	(11,152)	(33,103)	54,147
Ending balance	69,034	80,186	113,289
Others
PROPERTY, PLANT AND EQUIPMENT
Opening balance	144,297,623	114,153,544	90,020,253
Additions	41,756,709	68,730,337	47,426,736
Disposals	(1,431,798)	(2,249,837)	(3,156,795)
Transfers between items of Property, plant and equipment	18,399,131	17,940,342	8,074,803
Depreciation expense	(46,855,960)	(49,526,391)	(43,651,397)
Increase (decrease) due to foreign currency translation differences	(16,326,501)	6,450,271	16,399,966
Other increase (decrease)	(11,487,661)	(11,200,643)	(960,022)
Total movements	(15,946,080)	30,144,079	24,133,291
Ending balance	128,351,543	144,297,623	114,153,544
Rights-of-use, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	20,595,993	23,653,975	21,337,277
Right-of use additions	25,119,021	5,883,061	9,070,997
Disposals	(174,444)	(67,398)
Transfers between items of Property, plant and equipment	675,938	37,770
Amortization	(11,005,033)	(9,993,249)	(8,386,063)
Increase (decrease) due to foreign currency translation differences	56,926	1,235,657	1,759,346
Other increase (decrease)	(1,977,046)	(153,823)	(127,582)
Total movements	12,695,362	(3,057,982)	2,316,698
Ending balance	$ 33,291,355	$ 20,595,993	$ 23,653,975